Share Capital and Treasury Shares - Summary of Reserves Within Equity (Detail) - shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reserves within equity [line items]
Conversion of class B ordinary shares to class A ordinary shares		4,281,379	0	21,243,000
Class A ordinary shares [Member]
Disclosure of reserves within equity [line items]
Beginning balance, Number of shares		62,327,851	62,327,851	41,084,851
Convertion of class B ordinary shares to class A ordiniary shares Number of shares				21,243,000
Repurchase of ordinary shares	[1]		0
Issued during the year	[2],[3],[4]	77,467,980
Conversion of class B ordinary shares to class A ordinary shares		4,281,379
Ending balance, Number of shares		144,077,210	62,327,851	62,327,851
Class B ordinary shares excluding treasury shares [Member]
Disclosure of reserves within equity [line items]
Beginning balance, Number of shares		114,138,955	183,283,628	204,526,628
Convertion of class B ordinary shares to class A ordiniary shares Number of shares				(21,243,000)
Repurchase of ordinary shares	[1]	(36,923,963)	(69,144,673)
Issued during the year	[2],[3],[4]	54,524,730
Conversion of class B ordinary shares to class A ordinary shares		(4,281,379)
Ending balance, Number of shares		127,458,343	114,138,955	183,283,628
Class B treasury shares [Member]
Disclosure of reserves within equity [line items]
Beginning balance, Number of shares		69,144,673	0
Repurchase of ordinary shares	[1]	36,923,963	69,144,673
Issued during the year	[2],[3],[4]	0
Ending balance, Number of shares		106,068,636	69,144,673	0

[1]
On September 30, 2021 and December 31,2022, the Company repurchased
69,144,673

and 36,923,963 ,respectively,
Class B ordinary shares from the immediate holding company, amounting to
HK$5,000,000,000 and HK$2,500,000,000.

Details on
N
ote 28.

[2]
In February 2022, the Company acquired a controlling stake in AMTD Digital by issuing
67,200,330 Class A and 51,253,702 Class B shares to the selling shareholders of AMTD Digital at a consideration of HK$7,756,228,581.

[3]	In January 2022, the convertible bond has been converted into 1,856,436 class A ordinary shares at the conversion price of US$8.08 per share.
[4]	In January and April 2022, the Company issued 8,411,215 Class A and 3,271,028 Class B shares to the private investors at US$4.28 per share.